Discontinued Operations (Details) - Discontinued Operations [Member] - Ecommerce Wind-Down [Member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Severance and Other Personnel-Related Costs [Member]
Discontinued Operations [Line Items]
Net loss from discontinued operations	$ 15.8
Contract and Lease Termination Costs [Member]
Discontinued Operations [Line Items]
Net loss from discontinued operations	$ 13.9